Notes on the Consolidated Balance Sheets (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Consolidated Balance Sheet [Abstract]
Schedule of reconciliation of intangible assets
The following table shows the reconciliation of intangible assets for the six months ended June 30, 2020:

in € thousands	Internally generated software	Licenses and domains	Brands and trademarks	Purchased software	Other intangible assets	Intangible assets under development	Goodwill	Total
Purchase costs
January 1, 2020	7,785	347	102,682	125	19,310	3,159	161,552	294,960
Acquired	—	—	—	—	—	—	—	—
Additions	968	—	—	—	—	317	—	1,285
Disposals	—	—	—	—	—	(311)	—	(311)
Reclassification	1,223	—	—	(81)	—	(1,142)	—	—
Currency translation	(7)	—	317	3	90	—	501	904
June 30, 2020	9,969	347	102,999	47	19,400	2,023	162,053	296,838
Accumulated amortization and impairment
January 1, 2020	2,745	187	1,159	31	8,652	—	3,324	16,098
Additions	883	28	49	4	3,619	—	—	4,583
Impairment	—	—	—	—	—	—	—	—
Disposals	—	—	—	—	—	—	—	—
Reclassification	—	—	—	—	—	—	—	—
June 30, 2020	3,628	215	1,208	35	12,271	—	3,324	20,681
Remaining carrying amount
January 1, 2020	5,040	160	101,523	94	10,658	3,159	158,228	278,862
June 30, 2020	6,341	132	101,791	12	7,129	2,023	158,729	276,157

Schedule of provisions

in € thousands	Sales Tax Provision	Other provisions	Total
January 1, 2020	1,892	172	2,064
- thereof non-current	—	17	17
- thereof current	1,892	155	2,047
Utilization	(566)	—	(566)
Release	—	(5)	(5)
Addition	841	—	841
Currency translation	5	—	5
June 30, 2020	2,172	167	2,339
- thereof non-current	—	17	17
- thereof current	2,172	150	2,322

Schedule of contract liabilities

in € thousands	June 30, 2020	December 31, 2019
Non-current	3	4
Current	37,516	36,840
Total contract liabilities	37,519	36,844